SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0
Net loss	(589,697)	$ 930,083	5,761,061	$ (2,211,309)
Operating activities			523,125
Cash	1,585		1,043	98,800
Accumulated deficit	54,520,939		55,110,636	49,349,575
Working capital deficit	13,212,000		16,076,425
Stockholders' deficit	$ 13,211,697		$ 16,075,382	$ 11,060,927	$ 16,805,460
Share price	$ 0.05		$ 0.0249
Risk free interest rate			3.00%
Volatility			173.54%
Warrant issuance percentage			185.90%	205.90%